Taxes - Schedule of Group’s Loss Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Group’s Loss Before Income Taxes [Line Items]
loss before income taxes	$ (12,404,504)	$ (239,869)
Non-Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
loss before income taxes	(14,394,078)	(1,400,322)
Singapore [Member]
Schedule of Group’s Loss Before Income Taxes [Line Items]
loss before income taxes	$ 1,989,574	$ 1,160,453